As filed with the Securities and Exchange Commission on October 31, 2014

Registration No. 333-176430

811-06584

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 4

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 251

JOHN HANCOCK LIFE INSURANCE COMPANY

OF NEW YORK SEPARATE ACCOUNT A

(formerly, The Manufacturers Life Insurance Company of New York)

(Exact name of Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY

OF NEW YORK

(formerly, The Manufacturers Life Insurance Company of New York)

(Name of Depositor)

(914) 773-0708

(Depositor’s Telephone Number Including Area Code)

Copy to:
100 Summit Lake Drive, Second Floor Valhalla, New York 10595	Thomas J. Loftus, Esq. John Hancock Life Insurance Company of New York 601 Congress Street Boston, MA 02210-2805
(Address of Depositor’s Principal Executive Offices)	(Name and Address of Agent for Service)

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on , pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated October 31, 2014 to PROSPECTUSES dated April 30, 2014

Changes to Variable Investment Options

This Supplement applies to VENTURE® 4 SERIES VARIABLE ANNUITY, VENTURE® 7 SERIES VARIABLE ANNUITY, VENTURE® FRONTIER VARIABLE ANNUITY, VENTURE® OPPORTUNITY A-SERIES VARIABLE ANNUITY and VENTURE® OPPORTUNITY O-SERIES VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus for the Contract you purchased (the “Annuity Prospectus”) dated April 30, 2014.

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

Purpose of this Supplement

This Supplement announces changes to the Variable Investment Options for Contracts with an Income Plus For Life® 6.11 or Income Plus For Life® 12.11:

•	to reflect the merger of the John Hancock Variable Insurance Trust (“JHVIT”) Bond PS Series into the JHVIT Bond Trust;
•	to reflect the removal of the Investment Option that invests in the JHVIT Bond PS Series (the “Bond PS Series Subaccount”) and the addition of an Investment Option that invests in the JHVIT Bond Trust (the “Bond Trust Subaccount”) to accommodate the merger; and
•	to reflect the change in each Contract’s Designated Investment Option from the Bond PS Series Subaccount to the Bond Trust Subaccount.

Portfolio Merger

Effective at the close of business on November 7, 2014, the following “Acquired Portfolio” will merge into the “Acquiring Portfolio”:

Acquired Portfolio	Acquiring Portfolio
JHVIT Bond PS Series	JHVIT Bond Trust

After November 7, 2014, the Bond Trust replaces the Bond PS Series. As a result, any Contract Value allocated to the Bond PS Series Subaccount through the Portfolio Stabilization Process® will be allocated to the Bond Trust Subaccount.

Accordingly, any references in the Annuity Prospectus to the “Bond PS Series” Portfolio are replaced with the “Bond Trust” Portfolio, except for the disclosure in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature.

The disclosure in the “Portfolio Investment Objectives and Strategies” section of “IV. General Information about Us, the Separate Accounts and the Portfolios” is revised to include the following information:

JOHN HANCOCK VARIABLE INSURANCE TRUST We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Bond Trust	Seeks income and capital appreciation. To do this, the
Series II	Portfolio invests at least 80% of its net assets in a
diversified mix of debt securities and instruments with
maturity durations of approximately 4 to 6 years.

1

Addition of Variable Investment Option

Effective at the close of business on November 7, 2014, we will add the Bond Trust Subaccount to your Contract, and remove the Bond PS Series Subaccount. Accordingly, any references in the Annuity Prospectus to the “Bond PS Series” Investment Option or Subaccount will be replaced with the “Bond Trust” Investment Option or Subaccount.

New Designated Investment Option

As a result of the merger of the JHVIT Bond PS Series into the JHVIT Bond Trust and the replacement of the Bond PS Series Subaccount with the Bond Trust Subaccount, effective at the close of business on November 7, 2014, any references to the “Designated Investment Option” in the Annuity Prospectus refer to the Bond Trust Subaccount and not to the Bond PS Series Subaccount.

You should retain this Supplement for future reference.

Supplement dated October 31, 2014

10/14:VAPS28	333-172473	333-172474
	333-172476	333-172475
	333-169795	333-169797
	333-176427	333-176428
	333-176431	333-176430

2

PART A

INFORMATION REQUIRED IN A PROSPECTUS

VENTURE® OPPORTUNITY O-SERIES VARIABLE ANNUITY

(Incorporated by reference to this Registration Statement, File No. 333-176430, filed on April 28, 2014)

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

(Incorporation by reference to this Registration Statement, File No. 333-176430, filed on April 28, 2014)

PART C OTHER INFORMATION

OTHER INFORMATION

Guide to Name Changes and Successions:

NAME CHANGES

Date of Change	Old Name	New Name
October 1, 1997	FNAL Variable Account	The Manufacturers Life Insurance Company of New York Separate Account A
October 1, 1997	First North American Life Assurance Company	The Manufacturers Life Insurance Company of New York
November 1, 1997	NAWL Holding Co., Inc.	Manulife-Wood Logan Holding Co., Inc.
September 24, 1999	Wood Logan Associates, Inc.	Manulife Wood Logan, Inc
January 1, 2005	The Manufacturers Life Insurance Company of New York Separate Account A	John Hancock Life Insurance Company of New York Separate Account A
January 1, 2005	The Manufacturers Life Insurance Company of New York	John Hancock Life Insurance Company of New York Separate Account A
January 1, 2005	Manulife Financial Securities LLC	John Hancock Distributors LLC
January 1, 2005	Manufacturers Securities Services LLC	John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC (“MSSLLC”) succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America (“Manulife North America”) merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America’s assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

* * * * *

Item 24.   Financial Statements and Exhibits

(a)	Financial Statements

(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A— Incorporated by reference to Exhibit 24(a)(1) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-176430, filed on April 28, 2014.

(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company of New York— Incorporated by reference to Exhibit 24(a)(2) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-176430, filed on April 28, 2014.

(b)	Exhibits

(1)	(a)	Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account, incorporated by reference to Exhibit (b)(1)(a) to Form N-4, File No. 33-46217 filed February 25, 1998.

	(b)	Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account, incorporated by reference to Exhibit (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25,1998.

	(c)	Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E, incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25,1998.

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3)	(a)	Underwriting and Distribution Agreement dated January 1, 2002, incorporated by reference to Exhibit 24(b)(3)(a) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

	(b)	General Agent and Broker-Dealer Selling Agreement, incorporated by reference to Exhibit 24(b)(3)(b) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

	(c)	Amended and Restated Underwriting and Distribution Agreement dated December 1, 2009, incorporated by reference to Exhibit 24(b)(3)(c) to Post-Effective Amendment No. 4 to Registration Statement, File No. 333-146590, filed on February 1, 2010.

(4)	(a)	(i)	Form of Specimen Flexible Payment Deferred Variable Annuity Contract, Non-Participating (VENTURE-EJO.11-NY), incorporated by reference to Exhibit 24 (b) (4) to this Registration Statement, filed on November 21, 2011.

		(ii)	Form of Specifications Page (VENTURE-EJO.11-NY), incorporated by reference to Exhibit 24 (b) (4) to this Registration Statement, filed on November 21, 2011.

	(b)	(i)	Form of Specimen Income Plus for Life Rider (BR003Q.11-NY), incorporated by reference to Exhibit 24 (b) (4) to this Registration Statement, filed on November 21, 2011.

		(ii)	Form of Specimen Income Plus for Life Rider (BR003NQ.11-NY), incorporated by reference to Exhibit 24 (b) (4) to this Registration Statement, filed on November 21, 2011.

		(iii)	Form of Specimen Income Plus for Life — Joint Life Rider (BR004NQ.11-NY), incorporated by reference to Exhibit 24 (b) (4) to this Registration Statement, filed on November 21, 2011.

		(iv)	Form of Specimen Income Plus for Life — Joint Life Rider (BR004Q.11-NY), incorporated by reference to Exhibit 24 (b) (4) to this Registration Statement, filed on November 21, 2011.

		(v)	Form of Specimen Annual Step Death Benefit Rider (BR010R.11), incorporated by reference to Exhibit 24 (b) (4) (b) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-172473, filed on February 28, 2011.

	(c)	(i)	Form of Endorsement for Section 401a Plans (ICC11-END401A.11), incorporated by reference to Exhibit 24 (b) (4) (c) (iii) to Registration Statement, File No. 333-172473, filed on February 28, 2011.

		(ii)	Form of Endorsement for IRAs (ICC11-ENDIRA.11), incorporated by reference to Exhibit 24 (b) (4) (c) (iv) to Registration Statement, File No. 333-172473, filed on February 28, 2011.

		(iii)	Form of Endorsement for Roth IRAs (ICC11-ENDROTH.11), incorporated by reference to Exhibit 24 (b) (4) (c) (v) to Registration Statement, File No. 333-172473, filed on February 28, 2011.

		(iv)	Form of Endorsement for SIMPLE IRAs (ICC11-ENDSIMPLE.11), incorporated by reference to Exhibit 24 (b) (4) (c) (vi) to Registration Statement, File No. 333-172473, filed on February 28, 2011.

		(v)	Form of Dollar Cost Averaging (DCA) Endorsement (END002.11-NY), incorporated by reference to Exhibit 24 (b) (4) to this Registration Statement, filed on November 21, 2011.

(5)	(a)	Form of Specimen Application. (STP.APP-eD.11-NY), incorporated by reference to Exhibit 24 (b) (4) to this Registration Statement, filed on November 21, 2011.

(6)	(a)	(i)	Declaration of Intention and Charter of First North American Life Assurance Company, incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant’s Registration Statement on Form N-4 File, No. 33-46217, filed February 25, 1998.

		(ii)	Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company, incorporated by reference to Exhibit (b)(6)(a)(ii) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-4 File, No. 33-46217, filed February 25, 1998.

		(iii)	Certificate of Amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York, incorporated by reference to Exhibit (b)(6)(a)(iii) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-4 File, No. 33-46217, filed February 25, 1998.

		(iv)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005, incorporated by reference to Exhibit (b)(6)(a)(iv) to Post-Effective Amendment No. 1 to Form N-4 Registration Statement filed on Form N-4, File No. 333-138846, filed on May 1, 2007.

		(v)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006, incorporated by reference to Exhibit (b)(6)(a)(v) to Post-Effective Amendment No. 1 to Registration Statement filed on Form N-4, File No. 333-138846, filed on May 1, 2007.

		(vi)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of December 17, 2009, incorporated by reference to Exhibit 24(b)(6)(a)(vi) to Post-Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on May 3, 2010.

	(b)	(i)	By-Laws of John Hancock Life Insurance Company of New York, as amended and restated as of July 31, 2006, incorporated by reference to Exhibit 24(b)(6)(b)(i) to Post-Effective Amendment No. 1, to Registration Statement, File No. 333-138846, filed on May 1, 2007.

		(ii)	John Hancock Life Insurance Company of New York, Amended and Restated By-Laws, as adopted on November 19, 2009, incorporated by reference to Exhibit 24(b)(6)(b)(ii) to Post-Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on May 3, 2010.

		(iii)	John Hancock Life Insurance Company of New York, Amended and Restated By-Laws, as adopted on December 14, 2010, incorporated by referenced to Exhibit 24(b)(6)(b) (iii) to Post-Effective Amendment No. 1 to Registration Statement. File No. 333-169797, filed on February 22, 2011.

(7)	Contract of reinsurance in connection with the variable annuity contracts being offered—Not Applicable.

(8)	Other material contracts not made in the ordinary course of business to be performed in whole or in part on or after the date the registration statement is filed:

	(a)	Administrative Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.), effective January 1, 2001, incorporated by reference to Exhibit 24(b)(8)(a) to Post-Effective Amendment No. 5 to Registration Statement, File No. 333-61283, filed on April 30, 2002.

	(b)	Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company, incorporated by reference to Exhibit 1(A)(8)(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-33351, filed on March 17, 1998.

	(c)	(i)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-126668, filed on October 12, 2005.

(ii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to Post - Effective Amendment No. 9 to Registration Statement, File No. 333-85284, filed on April 30, 2007.

(iii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to Post - Effective Amendment No. 9 to Registration Statement, File No. 333-85284, filed on April 30, 2007.

(9)	Opinion and Consent of Counsel as to the legality of the securities being registered—Incorporated by reference to Exhibit 24(b)(9) to Form N-4, File No. 333-176430 filed on August 22, 2011.

(10)	Written consent of Ernst & Young LLP, independent registered public accounting firm. [FILED HEREWITH]

(11)	All financial statements omitted from Item 23—Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners—Not Applicable.

(13)	(a)	Powers of Attorney for Thomas Borshoff, James R. Boyle, Steven Finch, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr. and John G. Vrysen—Incorporated by reference to Exhibit 24(b)(13)(a) to Form N-4, File No. 333-176430 filed on August 22, 2011.

	(b)	Power of Attorney for Paul M. Connolly, incorporated by reference to Exhibit 24 (b) (13) to this Registration Statement, filed on November 21, 2011.

	(c)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(b)(13)(c) to this Registration Statement, File No. 333-176430, filed on April 25, 2012.

	(d)	Power of Attorney for Craig Bromley, incorporated by reference to Exhibit 24(b)(13)(d) to this Registration Statement, File No. 333-176430, filed on April 26, 2013.

	(e)	Power of Attorney for Michael Doughty, incorporated by reference to Exhibit 24(b)(13)(e) to this Registration Statement, File No. 333-176430, filed on April 28, 2014.

Item 25.   Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

EFFECTIVE AS OF SEPTEMBER 22, 2014

Name and Principal Business Address	Position with Depositor
Craig Bromley***	Chairman and President
Thomas Borshoff*	Director
Paul M. Connolly*	Director
Michael Doughty***	Director and Executive Vice President
Ruth Ann Fleming*	Director
James D. Gallagher*	Director, Executive Vice President and General Counsel
Scott S. Hartz***	Director, Executive Vice President and Chief Investment Officer – U.S. Investments
Rex Schlaybaugh, Jr.*	Director
John G. Vrysen*	Director
Steven Finch*	Executive Vice President and Chief Financial Officer
John C.S. Anderson	Senior Vice President
Andrew G. Arnott*	Senior Vice President
Kevin J. Cloherty*	Senior Vice President
Barry Evans#	Senior Vice President
Peter Gordon*	Senior Vice President
Brian Heapps***	Senior Vice President
Gregory Mack*	Senior Vice President
Janis K. McDonough***	Senior Vice President

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

EFFECTIVE AS OF SEPTEMBER 22, 2014

Name and Principal Business Address	Position with Depositor
H. Steven Moore**	Senior Vice President and Treasurer
James O’Brien†	Senior Vice President
Sebastian Pariath*	Senior Vice President, Head of Operations and Chief Information Officer
Timothy W. Ramza*	Senior Vice President
Alan R. Seghezzi***	Senior Vice President
Anthony Teta***	Senior Vice President
Brooks Tingle***	Senior Vice President
Emanuel Alves*	Vice President, Counsel, and Corporate Secretary
Roy V. Anderson*	Vice President
Abigail M. Armstrong***	Vice President
Kevin Askew††	Vice President
William D. Bertrand	Vice President
Ann E. Birle†	Vice President
Stephen J. Blewitt***	Vice President
Robert Boyda*	Vice President
David Campbell	Vice President
Bob Carroll*	Vice President
Rick A. Carlson*	Vice President
Brian Collins†	Vice President
John J. Danello*	Vice President
Brent Dennis***	Vice President
Robert Donahue††	Vice President
Paul Gallagher†††	Vice President
Gerald C. Hanrahan, Jr.	Vice President
Ann Gencarella***	Vice President
Richard Harris**	Vice President and Appointed Actuary
John Hatch*	Vice President
Eugene Xavier Hodge, Jr.***	Vice President
James C. Hoodlet***	Vice President
Roy Kapoor**	Vice President
Mitchell Karman*	Vice President, Chief Compliance Officer, and Counsel
Frank Knox*	Vice President, Chief Compliance Officer – Retail Funds/Separate Accounts
Hung Ko**	Vice President, Treasury
Robert Leach*	Vice President
Scott Lively*	Vice President
Cheryl Mallett**	Vice President
Nathaniel I. Margolis***	Vice President
John B. Maynard†	Vice President
Karen McCafferty*	Vice President
Scott A. McFetridge***	Vice President
William McPadden***	Vice President
Maureen Milet***	Vice President and Chief Compliance Officer - Investments
Scott Morin*	Vice President
Jeffrey H. Natuapsky*	Vice President
Scott Navin***	Vice President
Betty Ng**	Vice President
Nina Nicolosi*	Vice President
Jacques Ouimet†	Vice President
Jeffrey Packard***	Vice President
Gary M. Pelletier***	Vice President
Tracy Polsgrove*	Vice President
Krishna Ramdial**	Vice President, Treasury
S. Mark Ray***	Vice President
Jill Rebman**	Vice President
George Revoir*	Vice President

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

EFFECTIVE AS OF SEPTEMBER 22, 2014

Name and Principal Business Address	Position with Depositor
Mark Rizza*	Vice President
Andrew Ross**	Vice President
Lisa Anne Ryan†	Vice President
Thomas Samoluk*	Vice President
Martin Sheerin*	Vice President
Gordon Shone*	Vice President
Susan Simi	Vice President
Rob Stanley*	Vice President
Tony Todisco††	Vice President
Simonetta Vendittelli*	Vice President and Controller
Peter de Vries*	Vice President
Linda A. Watters*	Vice President
Jeffery Whitehead*	Vice President
Henry Wong***	Vice President
Leo Zerilli*	Vice President

* Principal business office is 601 Congress Street, Boston, MA 02210

** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

*** Principal business office is 197 Clarendon Street, Boston, MA 02117

**** Principal business office is 164 Corporate Drive Portsmouth, NH 03801

† Principal business office is 200 Berkeley Street, Boston, MA 02116

†† Principal business office is 380 Stuart Street, Boston, MA 02116

††† Principal business office is 200 Clarendon Street, Boston, MA 02116

†††† Principal business office is 25 Water Street South, Kitchener, ON Canada N2G 4Y5

# Principal business office is 101 Huntington Avenue, Boston, MA 02199

Item 26.   Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the “Company”), operated as a unit investment trust. Registrant supports certain benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the filing date of this Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2013 appears below:

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2013

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
John Hancock Investment Management Services, LLC F2 (Delaware)
4.76%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
The Berkeley Financial Group, LLC (Delaware)
John Hancock Advisers, LLC (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
95%
PT Asuransi Jiwa Manulife Indonesia F1 (Indonesia)
PT Manulife Asset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
97.4%
Manulife Asset Management (Thailand) Company Limited (Thailand)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife Asset Management (Japan) Limited (Japan)
Manulife Investments Japan Limited
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Ltd. (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Indirect Control
Direct Control

F1 The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company

F2 The remaining 4.76% equity of John Hancock Investment Management Services, LLC is indirectly held by John Hancock Subsidiaries LLC

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27.   Number of Contract Owners.

As of September 30, 2014, there were 0 qualified and 0 non-qualified contracts of the series offered hereby outstanding.

Item 28.   Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section 1. General. The Corporation shall indemnify any person who is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal or administrative (other than by or in the right of the Corporation except as provided in Section 2 of Article VII hereof) by reason of the fact that the person:

a.	is or was a Director, officer or employee of the Corporation, or

b.	is or was serving at the specific request of the Corporation as a Director, officer, employee or trustee of another corporation, partnership, joint venture, trust or other enterprise,

against all expenses (including but not limited to solicitors’ and attorneys’ fees) judgments, fines and amounts in settlement, actually and reasonably incurred by the person in connection with such action, suit or proceeding (other than those specifically excluded below) if the person acted honestly, in good faith, with a view to the best interests of the Corporation or the enterprise the person is serving at the request of the Corporation, and within the scope of his or her authority and normal activities, and, in the case of any criminal or administrative action or proceeding, the person had reasonable grounds for believing that his or her conduct was lawful.

The termination of any action, suit or proceeding by judgment, order, settlement or conviction shall not of itself create a presumption that the person did not act honestly and in good faith with a view to the best interests of the Corporation and, with respect to any criminal action or proceeding, that the person did not have reasonable grounds for believing that his or her conduct was lawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.

(a)	Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

Name of Investment Company	Capacity In Which Acting
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Variable Life Account S	Principal Underwriter

Name of Investment Company	Capacity In Which Acting
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter

(b)	John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Michael Doughty***, Steven Finch***, James C. Hoodlet***, George Revoir*, Alan Seghezzi***, and Christopher Walker**) who have authority to act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon St, Boston, MA 02116

(c)	None.

Item 30.   Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31.   Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company (“Manulife”). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32.   Undertakings.

(a)	Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

John Hancock Life Insurance Company of New York (the “Company”) hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

(b)	Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

The Company is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)	Undertakings Pursuant to Item 32 of Form N-4

(1)	The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)	The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(3)	The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 31st day of October, 2014.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
(Registrant)

By:	JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Craig Bromley
Craig Bromley
Director and President

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By:	/s/ Craig Bromley
Craig Bromley
Director and President

SIGNATURES

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 31 st day of October, 2014.

Signature	Title

/s/ Craig Bromley Craig Bromley	Director and President (Principal Executive Officer)

/s/ Steven Finch Steven Finch	Executive Vice President and Chief Financial Officer (Principal Financial Officer)

/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller (Principal Accounting Officer)

* Thomas Borshoff	Director

* Paul M. Connolly	Director

* Michael Doughty	Director

* Ruth Ann Fleming	Director

* James D. Gallagher	Director

* Scott S. Hartz	Director

* Rex Schlaybaugh, Jr.	Director

* John G. Vrysen	Director

*/s/ Thomas J. Loftus Thomas J. Loftus Pursuant to Power of Attorney	Senior Counsel—Annuities

EXHIBIT INDEX

Item No.	Description
24(b)(10)	Consent of Independent Registered Public Accounting Firm